Long-term debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term debt
Note 10. Long-term debt
Long-term debt consists of the following as of June 30, 2021 and December 31, 2020 (in millions):

	June 30, 2021	December 31, 2020
2017 First Lien Term Facility due May 2024	$782.4	$786.6
2019 First Lien Term Facility due May 2024	98.0	98.5
2017 Second Lien Term Facility due May 2025	310.0	310.0
Revolving Facility due May 2022	8.3	142.6
Revolving Facility due Nov 2023	114.7	—
Less: unamortized debt issuance costs	(14.7)	(17.1)

	1,298.7	1,320.6
Less: current maturities of long-term debt	(9.1)	(9.1)

Long-term debt, net of current portion	$1,289.6	$1,311.5

Senior secured credit facilities
On May 1, 2017, a subsidiary of the Company (the “Borrower”) entered into credit agreements for up to $1,275.0 million of borrowings under first and second lien credit agreements (collectively, the “Senior Secured Credit Facilities”). The Senior Secured Credit Facilities consist of (a) a first lien credit agreement providing for (i) a $150.0 million first lien multi-currency revolving credit facility (the “Revolving Facility”) and (ii) an $815.0 million first lien term loan borrowing (the “2017 First Lien Term Facility”), and (b) a second lien credit agreement providing for a $310.0 million second lien term loan credit borrowing (the “2017 Second Lien Term Facility”). On May 13, 2019, the Borrower borrowed an additional $100.0 million under the incremental first lien loan under the first lien credit agreement (the “2019 First Lien Term Facility”). On May 7, 2021, certain of the lenders under the Revolving Facility entered into an amendment with Cyxtera pursuant to which they agreed to extend the maturity date for certain revolving commitments from May 1, 2022 to November 1, 2023. Under the terms of the amendment, $141.3 million of commitments under the existing Revolving Facility were exchanged for $120.1 million of commitments under a new revolving facility (the “2021 Revolving Facility”). The 2021 Revolving Facility has substantially the same terms as the Revolving Facility, except that the maturity date of the 2021 Revolving Facility is November 1, 2023. In connection with the amendment, the Company repaid $19.6 million of the outstanding balance under the Revolving Facility on May 10, 2021.
The Senior Secured Credit Facilities, including the 2019 First Lien Term Facility and the 2021 Revolving Facility, are secured by substantially all assets of Borrower and contain customary covenants, including reporting and financial covenants, some of which require the Borrower to maintain certain financial coverage and leverage ratios, as well as customary events of default, and are guaranteed by certain of the Borrower’s domestic subsidiaries. As of June 30, 2021, the Company believes the Borrower was in compliance with these covenants. The Revolving Facility, the 2021 Revolving Facility, the 2017 First Lien Term Facility, the 2019 First Lien Term Facility, and the 2017 Second Lien Term Facility have a five year,
18 month
, seven year, five year and eight-year term respectively, and are set to expire on May 1, 2022, November 1, 2023, May 1, 2024, May 1, 2024, and May 1, 2025, respectively.
The Borrower is required to make amortization payments on each of the 2017 First Lien Term Facility and the 2019 First Lien Term Facility at a rate of 1% of the original principal amount per annum, payable on a quarterly basis, with the remaining balance to be repaid in full at maturity. The 2017 First Lien Term Facility bears interest at a rate based on LIBOR plus a margin of 3.00% or, at the Borrower’s option, the alternative base rate, which is defined as the higher of (a) the Federal Funds Rate plus 0.5%, (b) the JP Morgan prime rate or
(c)
one-month
LIBOR plus 1%, in each case, plus a margin of 2%. The 2019 First Lien Term Facility bears interest at a rate based on LIBOR plus a margin that can vary from 3.00% to 4.00%. The 2017 Second Lien Term Facility bears interest at a rate based on LIBOR plus a margin that can vary from 6.25% to 7.25%. As of June 30, 2021, the rate for the 2017 First Lien Term Facility was 4%, the rate for the 2019 First Lien Term Facility was 5%, and the rate for the 2017 Second Lien Term Facility was 8.25%.
The Revolving Facility and the 2021 Revolving Facility allow the Borrower to borrow, repay and reborrow over its stated term. The Revolving Facility and the 2021 Revolving Facility provide a sublimit for the issuance of letters of credit of up to $30.0 million at any one time. Borrowings under the Revolving Facility and the 2021 Revolving Facility bear interest at a rate based on LIBOR plus a margin that can vary from 2.5% to 3.0% or, at the Borrower’s option, the alternative base rate, which is defined as the higher of (a) the Federal Funds Rate plus 0.5%, (b) the JP Morgan prime rate or
(c)
one-month
LIBOR plus 1%, in each case, plus a margin that can vary from 1.5% to 2%. As of June 30, 2021, the rate for the Revolving Facility and the 2021 Revolving Facility was 3.10%. The Borrower is required to pay a letter of credit fee on the face amount of each letter of credit, which bears a 0.125% rate per annum. As of June 30, 2021, the Borrower did not have additional borrowing capacity under the Revolving Facility.
The aggregate maturities of our long-term debt, excluding the Revolving Facility and the 2021 Revolving Facility, are as follows as of June 30, 2021 (in millions):

For the years ending December 31:	Principal amount
Remaining 2021	$4.5
2022	9.1
2023	9.1
2024	857.7
2025	310.0

Total	$1,190.4

Amounts owed under the 2017 Second Lien Term Facility, the Revolving Facility and the 2021 Revolving Facility were repaid in August 2021 following the consummation of the Business Combination–see Note 17.
Interest expense, net
Interest expense, net for the three and six months ended June 30, 2021 and 2020 consist of the following (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Interest expense on debt, net of capitalized interest	$16.4	$16.3	$32.6	$34.1
Interest expense on capital leases	25.4	24.3	51.0	48.4
Amortization of deferred financing costs and fees	1.3	1.5	2.7	2.9

Total	$43.1	$42.1	$86.3	$85.4

Note 12. Long-term debt
Long-term debt consists of the following as of December 31, 2020 and 2019 (in millions):

	2020	2019
First Lien Term Facility due May 2024	$786.6	$794.6
2019 First Lien Term Facility due May 2024	98.5	99.5
2017 Second Lien Term Facility due May 2025	310.0	310.0
Revolving Facility due May 2022	142.6	52.0
Less: unamortized debt issuance costs	(17.1)	(22.2)

	1,320.6	1,233.9
Less: current maturities of long-term debt	(9.1)	(9.1)

Long-term debt, net of current portion	$1,311.5	$1,224.8

Senior secured credit facilities
On May 1, 2017, a subsidiary of the Company (the “Borrower”) entered into credit agreements for up to $1,275.0 million of borrowings under first and second lien credit agreements (collectively, the “Senior Secured Credit Facilities”). The Senior Secured Credit Facilities consist of (a) a first lien credit agreement providing for (i) a $150.0 million first lien multi-currency revolving credit facility (the “Revolving Facility”) and (ii) an $815.0 million first lien term loan borrowing (the “First Lien Term Facility”), and (b) a second lien credit agreement providing for a $310.0 million second lien term loan credit borrowing (the “2017 Second Lien Term Facility”). On May 13, 2019, the Borrower borrowed an additional $100.0 million under the incremental first lien loan under the first lien credit agreement (the “2019 First Lien Term Facility”). The Senior Secured Credit Facilities, including the 2019 First Lien Term Facility, are secured by substantially all assets of Borrower and contain customary covenants, including reporting and financial covenants, some of which require the Borrower to maintain certain financial coverage and leverage ratios, as well as customary events of default, and are guaranteed by certain of the Borrower’s domestic subsidiaries. As of December 31, 2020, the Company believes the Borrower was in compliance with these covenants. The Revolving Facility, First Lien Term Facility, the 2019 First Lien Term Facility, and the 2017 Second Lien Term Facility have a five, seven, five and eight-year term respectively, and are set to expire on May 1, 2022, May 1, 2024, May 1, 2024, and May 1, 2025, respectively.
The Borrower is required to make amortization payments on each of the First Lien Term Facility and the 2019 First Lien Term Facility at a rate of 1% of the original principal amount per annum, payable on a quarterly basis, with the remaining balance to be repaid in full at maturity. The First Lien Term Facility bears interest at a rate based on LIBOR plus a margin that can vary from 2.00% to 3.00%. The 2019 First Lien Term Facility bears interest at a rate based on LIBOR plus a margin that can vary from 3.00% to 4.00%. The 2017 Second Lien Term Facility bears interest at a rate based on LIBOR plus a margin that can vary from 6.25% to 7.25%. As of December 31, 2020, the rate for the First Lien Term Facility was 4.00%, the rate for the 2019 First Lien Term Facility was 5.00%, and the rate for the 2017 Second Lien Term Facility was 8.25%.
The Revolving Facility allows the Borrower to borrow, repay and reborrow over its stated term. The Revolving Facility provides a sublimit for the issuance of letters of credit of up to $30.0 million at any one time. Borrowings under the Revolving Facility bear interest at a rate based on LIBOR plus a margin that can vary from 1.5% to 3.0% or, at the Borrower’s option, the alternative base rate, which is defined as the higher of (a) the Federal Funds Rate plus 0.5%, (b) the JP Morgan prime rate or
(c)
one-month
LIBOR plus 1%. As of December 31, 2020, the rate for the Revolving Facility was 3.15%. The Borrower is required to pay a letter of credit fee on the face amount of each letter of credit, which bears a 0.125% rate per annum. As of December 31, 2020, the Borrower did no
t have additional borrowing capacity under the Revolving Facility.
The aggregate maturities of our long-term debt, excluding the Revolving Facility, are as follows as of December 31, 2020 (in millions):

For the years ending:	Principal amount
2021	$9.1
2022	9.1
2023	9.1
2024	857.8
2025	310.0

Total	$1,195.1

Interest expense, net
Interest expense, net for the years ended December 31, 2020, 2019 and 2018 consist of the following (in millions):

	2020	2019	2018
Interest expense on debt, net of capitalized interest	$66.6	$75.9	$71.3
Interest expense on capital leases	98.0	71.1	29.2
Amortization of deferred financing costs and fees	5.8	5.7	8.2
Interest income on Promissory Notes (Note 3)	(1.0)	—	—

Total	$169.4	$152.7	$108.7

Debt issuance costs and fees
The Company incurred aggregate debt issuance costs and fees of $5.0 million during the year ended December 31, 2019 (none in 2020 and 2018).